Summary of Significant Accounting Policies - Preferred Stock - Additional Information (Detail) - shares	Nov. 30, 2015	May. 31, 2015	May. 31, 2014
Series B Convertible Preferred Stock
Summary Of Significant Accounting Policies [Line Items]
Preferred Stock Shares authorized to be issued	400,000	400,000	400,000
Preferred Stock Shares outstanding	95,100	95,100	95,100
Maximum
Summary Of Significant Accounting Policies [Line Items]
Preferred Stock Shares authorized to be issued	5,000,000	5,000,000